Acquisitions and Divestitures (Tables)	6 Months Ended
Jun. 30, 2013
Business Acquisition, Pro Forma Information [Abstract]
Schedule of Assets and Liabilities Acquired Under Common Control [Table Text Block]
The contribution is being treated as a transaction between entities under common control, under which the net assets received are recorded at their carrying value as of date of transfer. The following table presents the carrying value of the identified assets received and liabilities assumed at the acquisition date (in thousands):

Cash and cash equivalents	$1,935
Accounts receivable	3,629
Unbilled revenue	1,445
Other current assets	2,049
Property, plant and equipment, net	82,615
Other assets	1,000
Accounts payable	(11)
Accrued expenses and other current liabilities	(4,077)
Current portion of long-term debt	(893)
Asset retirement obligation liability	(25,763)
Total identifiable net assets	$61,929

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date (in thousands):

Cash	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets	$51,377

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table presents the revenue, expense and (loss) gain from operations of disposal groups associated with the assets classified as held for sale for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenue	$3,959	$2,738	$7,597	$5,592
Expense	4,082	2,662	7,647	5,491
Impairment	1,807	—	1,807	—
(Loss) gain from operations of disposal groups	(1,930)	76	(1,857)	101
Limited partners' net loss per unit from discontinued operations (basic and diluted)	(0.20)	0.01	(0.19)	0.01